Income taxes	12 Months Ended
Mar. 31, 2026
Income Taxes
Income taxes

17. Income taxes

A. Loss/ (Profit) for the year before income taxes are as follows:

	March 31,
	2024	2025	2026
Domestic	(273,102)	(347,504)	(468,934)
Foreign operations	(56,229)	358,156	422,684
Total	(329,331)	10,652	(46,250)

B. The major components of income tax expense for the years ended March 31, 2024, March 31, 2025 and March 31, 2026 are:

	March 31,
	2024	2025	2026
Current year	39,045	11,636	40,765
Adjustment related to previous year	-	(9,008)	(954)
Current income tax expenses	39,045	2,628	39,811

Origination and reversal of temporary differences	(1,871)	(15,477)	(20,043)
Deferred tax expense	(1,871)	(15,477)	(20,043)
Total income tax expenses/ (benefit) as reported in statement of profit/(loss)	37,174	(12,849)	19,768

C. Reconciliation of tax expense and accounting profit multiplied by tax rate of each jurisdiction in which the Group operates

	March 31,
	2024	2025	2026
(Loss)/ Profit for the year	(366,505)	23,501	(66,018)
Income tax expense/(reversal)	37,174	(12,849)	19,768
(Loss)/ Profit before income taxes*	(329,331)	10,652	(46,250)
Expected tax expense at statutory income tax rate#	(165)	84,863	130,037
Non-deductible expenses	17,026	1,138	904
Utilization of previously unrecognized tax losses	(29,260)	(35,867)	(1,253)
Current year losses for which no deferred tax asset was recognized	83,574	(37,497)	(137,480)
Change in unrecognized temporary differences	(35,638)	(11,639)	19,505
Effect of change in tax rate	-	(5,726)	-
Others	1,637	(8,121)	8,055
	37,174	(12,849)	19,768

*	Refer to Note A above for breakup of loss before tax into domestic (Parent Company) and foreign operations (subsidiaries).
#	The domicile of the Parent Company is Cayman Islands. The Group’s two major tax jurisdictions are India and Singapore with tax rates ranging between 25.17% to 26.00% (March 31, 2025: 25.17% to 26.00% and March 31, 2024: 25.17% to 26.00%) in India and 17% (March 31, 2025: 17% and March 31, 2024: 17%) in Singapore, that have been applied to profit/(loss) of the respective jurisdiction for determination of expected tax expense.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)